Capital and financial risk management - Credit risk - Maximum exposure to credit risk (Details) € in Millions, $ in Millions, ₨ in Billions	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)
Capital and financial risk management
Financial guarantees	€ 741			€ 239
Financial Guarantees
Capital and financial risk management
Exposure from guarantee contracts	1,929			1,927
Credit risk
Capital and financial risk management
Maximum exposure to credit risk	28,060			39,737
Credit risk | Cash and bank deposits
Capital and financial risk management
Maximum exposure to credit risk	4,168			3,924
Credit risk | Money market funds
Capital and financial risk management
Maximum exposure to credit risk	2,015			7,781
Credit risk | Managed investment funds.
Capital and financial risk management
Maximum exposure to credit risk	2,024			2,967
Credit risk | Bonds and debt securities
Capital and financial risk management
Maximum exposure to credit risk	2,142			2,337
Credit risk | Collateral assets
Capital and financial risk management
Maximum exposure to credit risk	741			239
Credit risk | Other investments
Capital and financial risk management
Maximum exposure to credit risk	1,126			2,473
Credit risk | Derivative Financial Instruments
Capital and financial risk management
Maximum exposure to credit risk	4,226			6,124
Credit risk | Trade receivables
Capital and financial risk management
Maximum exposure to credit risk	5,513			6,158
Exposure from guarantee contracts	1,929			1,927
Credit risk | Contract assets [Member]
Capital and financial risk management
Maximum exposure to credit risk	4,067			4,353
Credit risk | Financial Guarantees
Capital and financial risk management
Maximum exposure to credit risk	2,038			€ 3,381
Exposure from guarantee contracts	€ 600	$ 1,000			$ 1,750
Credit risk | Indus Towers and Bharti Infratel merger, secondary pledge | Financial Guarantees
Capital and financial risk management
Financial guarantees | ₨			₨ 42.5			₨ 42.5